Income taxes - Summary tax losses carried forward (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforward [Line Items]
Unutilized tax losses	$ 5,152	$ 6,767
Top of range [member]
Operating Loss Carryforward [Line Items]
Unutilized tax losses	5,152	6,767
Bottom of range [member]
Operating Loss Carryforward [Line Items]
Unutilized tax losses	$ 2,526	$ 3,546